REVENUES	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
REVENUES
NOTE 16:-	REVENUES

The Company recognizes contract liabilities, or deferred revenues, when it receives advance payments from customers before performance obligations have been performed. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of reporting period.

The following table presents the significant changes in the deferred revenue balance during the year ended December 31, 2022:

	Year ended December 31, 2021	Year ended December 31, 2022

Balance, beginning of the period	$10,987	$12,659
New performance obligations	6,329	6,458
Reclassification to revenue as a result of satisfying performance obligations	(4,657)	(4,229)

Balance, end of the period	12,659	14,888
Less: long-term portion of deferred revenue	9,275	11,545
Current portion, end of period	$3,384	$3,343

Remaining performance obligations represent contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2022, which are expected to be satisfied and recognized in future periods:

	2024	2025 and thereafter
Unsatisfied performance obligations	670	10,875

The Company elected to apply the optional exemption under ASC 606 paragraph 10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less.